THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
      Investments in BBH International Equity Portfolio (the "Portfolio"), at value ..........    $115,046,373
      Receivable for capital stock sold ......................................................         845,000
      Deferred organization expense ..........................................................           4,799
                                                                                                  ------------
           Total Assets ......................................................................     115,896,172
                                                                                                  ------------
LIABILITIES:
      Payables for:
         Capital stock redeemed ..............................................................          30,000
         Shareholder servicing/eligible institution fees .....................................          49,277
         Administrative fee ..................................................................          24,639
         Professional fees ...................................................................          21,000
         Board of Directors' fee .............................................................           3,000
         Accounting fee ......................................................................           1,900
         Accrued expenses and other liabilities ..............................................          27,068
                                                                                                  ------------
           Total Liabilities .................................................................         156,884
                                                                                                  ------------
NET ASSETS ...................................................................................    $115,739,288
                                                                                                  ============
Net Assets Consist of:
         Paid-in capital .....................................................................    $109,562,614
         Distributions in excess of net investment income ....................................        (419,130)
         Accumulated net realized gain .......................................................       3,381,997
         Net unrealized appreciation .........................................................       3,213,807
                                                                                                  ------------
Net Assets ...................................................................................    $115,739,288
                                                                                                  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($115,739,288 / 8,708,338 shares) ......................................................          $13.29
                                                                                                        ======

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2000

NET INVESTMENT INCOME:
      Net Investment Income Allocated from Portfolio:
         Dividend .................................................................................   $ 1,112,043
         Interest .................................................................................        49,709
         Expenses .................................................................................      (927,446)
                                                                                                      -----------
           Net Investment Income Allocated from Portfolio .........................................       234,306
                                                                                                      -----------
      Fund Expenses:
         Expense payment fee ......................................................................       106,978
         Administrative fee .......................................................................       128,889
         Shareholder servicing/eligible institution fee ...........................................       193,963
         Board of Directors' fee ..................................................................         9,608
         Accounting fee ...........................................................................         5,567
         Other fees and expenses ..................................................................        34,422
         Deferred organization expense ............................................................         2,369
                                                                                                      -----------
           Total Expenses .........................................................................       481,796
                                                                                                      -----------
           Net Investment Loss ....................................................................      (247,490)
                                                                                                      -----------
NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
      Net realized gain on investments and foreign exchange transactions ..........................     1,871,710
      Net change in unrealized appreciation on investments and foreign currency translations ......    (3,532,427)
                                                                                                      -----------
         Net Realized and Unrealized Loss from Portfolio ..........................................    (1,660,717)
                                                                                                      -----------
      Net Decrease in Net Assets Resulting from Operations ........................................   $(1,908,207)
                                                                                                      ===========

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            For the years ended October 31,
                                                                                           --------------------------------
                                                                                               2000                 1999
                                                                                           ------------         -----------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment loss ...........................................................   $   (247,490)        $  (109,151)
         Net realized gain on investments and foreign exchange
           transactions ................................................................      1,871,710           4,789,124
         Net change in unrealized appreciation on investments and
           foreign currency translations ...............................................     (3,532,427)          6,066,361
                                                                                           ------------         -----------
           Net increase (decrease) in net assets resulting
             from operations ...........................................................     (1,908,207)         10,746,334
                                                                                           ------------         -----------
      Dividends declared:
         From net investment income ....................................................       (142,156)                 --
         In excess of net investment income ............................................     (1,377,186)            (75,518)
         From net realized gains .......................................................     (1,534,297)                 --
                                                                                           ------------         -----------
           Total dividends and distributions declared ..................................     (3,053,639)            (75,518)
                                                                                           ------------         -----------
      Capital Transactions (Note 4):
         Net proceeds from sales of capital stock ......................................     82,466,361          29,321,914
         Net asset value of capital stock issued to shareholders
           in reinvestment of dividends and distributions ..............................        960,162              21,522
         Net cost of capital stock redeemed ............................................    (22,686,501)         (7,528,121)
                                                                                           ------------         -----------
           Net increase in net assets resulting from capital transactions ..............     60,740,022          21,815,315
                                                                                           ------------         -----------
         Total increase in net assets ..................................................     55,778,176          32,486,131

NET ASSETS:
      Beginning of year ................................................................     59,961,112          27,474,981
                                                                                           ------------         -----------
      End of year (including distributions in excess of net
         investment income and undistributed net investment
         income of $419,130 and $389,646, respectively) ................................   $115,739,288         $59,961,112
                                                                                           ============         ===========

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                                                                           For the period
                                                                                          from June 6, 1997
                                                     For the years ended October 31,      (commencement of
                                                    --------------------------------        operations) to
                                                      2000         1999        1998       October 31, 1997
                                                    --------     -------     -------      -----------------
Net asset value, beginning of period ..........     $  13.04     $ 10.09     $  9.42          $10.00
Income from investment operations:
   Net investment loss ........................        (0.03)(6)   (0.02)       0.00(1)         0.00(1)
   Net realized and unrealized gain (loss) ....         0.93        3.00        0.75           (0.58)
Less dividends and distributions (Note 1):
   In excess of net investment income .........        (0.32)      (0.03)      (0.03)             --
   From net realized gains ....................        (0.33)         --       (0.05)             --
                                                    --------     -------     -------          ------
   Net asset value, end of period .............     $  13.29     $ 13.04     $ 10.09          $ 9.42
                                                    ========     =======     =======          ======
Total Return ..................................         6.71%      29.57%       8.06%          (5.80)%(2)

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)        $115,739     $59,961     $27,475          $7,040
   Ratio of expenses to average net assets(4)..         1.37%       1.50%       1.50%           1.36%(3)
   Ratio of net investment loss to average
     net assets ...............................        (0.24)%     (0.25)%     (0.15)%         (0.06)%(3)
   Portfolio turnover rate(5) .................           37%         86%         89%             na

----------
(1)   Less than $0.01.

(2)   Not annualized.

(3)   Annualized.

(4) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

(6)   Calculated using average shares outstanding for the year.

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street International Equity Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund invests all of its investable assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 65% at October 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gains and losses each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains net investment income. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. These distributions do not constitute a return of capital. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 2000, the Fund incurred $128,889 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2000, the Fund incurred $193,963 for such services.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the custodian receives a fee calculated daily and paid monthly. For the year ended October 31, 2000, the Fund incurred $6,400 for such services.

      Expense Payment Fees. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed daily and paid monthly, such that after such fee the aggregate expenses will not exceed 1.50% of the Fund's average daily net assets. For the year ended October 31, 2000, 59 Wall Street Administrators, Inc. incurred approximately $83,259 in expenses, including shareholder servicing/eligible institution fees of $63,815 and custody fees of $3,200 on behalf of the Fund. The Fund's expense payment fee agreement terminated on February 29, 2000.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                          For the year ended
                                                              October 31,
                                                        ------------------------
                                                           2000         1999
                                                        ---------     --------
    Capital stock sold ...............................  5,622,140     2,503,665
    Capital Stock issued in connection with
      reinvestment of dividends and distributions ....     69,076         2,030
    Capital stock repurchased ........................ (1,580,788)     (631,137)
                                                       ----------     ---------
    Net increase .....................................  4,110,428     1,874,558
                                                       ==========     =========

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 2000 and 1999, and the financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 and the years ended October 31, 2000, 1999 and 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Equity Fund at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2000

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 2000.

International Equity Fund

      Returns generated in international equity markets diverged sharply by region in the year ending October 31, 2000. In local currency terms, European markets continued to advance, rising over 21% in the period, while Japanese and other Asian markets declined 8% - 30%, in part due to economic uncertainties. As measured in U.S. dollars, however, all markets declined. The MSCI-EAFE Index recorded a loss of almost 3% as the strength in European equity markets was almost entirely offset by weakness in the euro against the U.S. dollar.

      The 59 WaIl Street International Equity Fund not only outperformed its benchmark in this difficult period, but also produced a positive 6.7% return. The outperformance is the direct result of strong stock selection and the systematic trimming of technology and telecom positions. The Fund took advantage of the strong run-up in prices of stocks in these sectors that occurred in the early months of the fiscal year to realize profits. Proceeds were reinvested in stocks in more defensive sectors of the economy perceived capable of producing solid earnings growth in an environment of slowing global demand.

      As we begin the new fiscal year, evidence suggests that economic growth overseas will decelerate in tandem with the slowdown in the U.S. However, the slowdown overseas will be modest and its impact on corporate profits moderate. The prospect of reasonable demand growth, albeit slower than last year, stable or lower interest rates, and a continuation of corporate restructuring programs suggest that corporate profits in international markets will again experience double-digit growth this year. Coupled with a more stable euro, this is a quite positive scenario for international equity markets in the new year.

                   International Equity Fund Growth of $10,000

               ----------------------------------------------------
                                 Total Return
               ----------------------------------------------------

               One Year           Five Years          Inception
                Ended               Ended            to 10/31/00
               10/31/00           10/31/00          (Annualized)

               ----------------------------------------------------
               6.71%              10.86%               10.20%
               ----------------------------------------------------

 [The following table was depicted as a line chart in the printed material]

         Date             International Equity Portfolio*           MSCI-EAFE
         ----             ------------------------------            ---------

       04/01/95                      $10,000                         $10,000
(inception of Portfolio)
       10/31/95                      $10,274                         $10,210
       04/30/96                      $11,808                         $11,559
       10/31/96                      $11,326                         $11,280
       04/30/97                      $11,103                         $11,457
       10/31/97                      $11,243                         $11,802
       04/30/98                      $13,553                         $13,624
       10/31/98                      $12,444                         $12,940
       04/30/99                      $14,738                         $14,917
       10/31/99                      $16,123                         $15,922
       04/30/00                      $19,171                         $16,992
       10/31/00                      $17,204                         $15,463

* net of fees and expenses

           Past performance is not predictive of future performance.

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                                October 31, 2000

  Shares                                                                Value
 --------                                                            -----------

            AUSTRALIA (1.5%)
            BANKING
   74,500   National Australia Bank, Ltd. ........................   $ 1,034,938
                                                                     -----------
            SERVICES
   71,600   Lend Lease Corp. .....................................       838,216
                                                                     -----------
            TELECOMMUNICATIONS
  351,700   Cable and Wireless Optus*.............................       744,893
                                                                     -----------
            TOTAL AUSTRALIA ......................................     2,618,047
                                                                     -----------
            FINLAND (2.7%)
            MULTI-INDUSTRY
  115,000   Nokia AB .............................................     4,732,648
                                                                     -----------
            FRANCE (14.7%)
            BANKING
   41,000   BNP Paribas SA........................................     3,535,345
                                                                     -----------
            CAPITAL EQUIPMENT
   55,845   Alcatel SA............................................     3,407,747
                                                                     -----------
            ELECTRONIC SEMI-CONDUCTOR
   46,240   STMicroelectronics....................................     2,401,590
                                                                     -----------
            ENERGY
   37,705   Total Fina SA.........................................     5,395,239
                                                                     -----------
            PHARMACEUTICALS
   63,740   Aventis SA............................................     4,598,172
                                                                     -----------
            SERVICES
   79,480   Accor SA..............................................     3,217,588
   24,705   Suez Lyonnaise Des Eaux...............................     3,769,891
                                                                     -----------
                                                                       6,987,479
                                                                     -----------
            TOTAL FRANCE .........................................    26,325,572
                                                                     -----------
            GERMANY (4.8%)
            BANKING
   49,000   Bayerische Hypo-und
              Vereinsbank AG......................................     2,690,634
   21,310   Deutsche Pfandbrief-und
              Hypothekenbank AG...................................     1,569,847
                                                                     -----------
                                                                       4,260,481
                                                                     -----------
            INSURANCE
   12,692   Allianz AG Registered.................................     4,314,066
                                                                     -----------
            TOTAL GERMANY ........................................     8,574,547
                                                                     -----------
            HONG KONG (2.1%)
            MULTI-INDUSTRY
  103,400   Hutchinson Whampoa, Ltd. .............................     1,286,037
  479,200   Li & Fung, Ltd.*......................................       890,935
                                                                     -----------
                                                                       2,176,972
                                                                     -----------
            TELECOMMUNICATIONS
  254,000   China Mobile, Ltd.*...................................     1,628,414
                                                                     -----------
            TOTAL HONG KONG ......................................     3,805,386
                                                                     -----------
            INDIA (0.0%)
            FINANCE
      550   Industrial Credit & Investment
              Corp. of India, Ltd. ...............................           871
                                                                     -----------
            MATERIALS
       16   Reliance Industries, Ltd. ............................           104
                                                                     -----------
            TOTAL INDIA ..........................................           975
                                                                     -----------
            IRELAND (3.5%)
            BANKING
  390,350   Allied Irish Banks, Plc. .............................     3,975,480
                                                                     -----------
            PHARMACEUTICALS
   42,220   Elan Corp., Plc. ADR*.................................     2,192,801
                                                                     -----------
            TOTAL IRELAND ........................................     6,168,281
                                                                     -----------
            ITALY (7.9%)
            FINANCE
  203,950   Banca Fideuram SpA....................................     3,136,434
  223,000   Mediolanum SpA........................................     3,268,522
                                                                     -----------
                                                                       6,404,956
                                                                     -----------
            INSURANCE
   94,300   Assicurazioni Generali................................     3,101,256
                                                                     -----------
            TELECOMMUNICATIONS
  258,100   Telecom Italia Mobile SpA.............................     2,194,876
  213,700   Telecom Italia SpA....................................     2,475,662
                                                                     -----------
                                                                       4,670,538
                                                                     -----------
            TOTAL ITALY ..........................................    14,176,750
                                                                     -----------
            JAPAN (22.6%)
            BANKING
  366,000   Asahi Bank, Ltd. .....................................     1,442,067
      208   Mizuho Holdings, Inc.*................................     1,599,047
  106,000   Sumitomo Trust and Banking
              Co., Ltd. ..........................................     1,286,938
                                                                     -----------
                                                                       4,328,052
                                                                     -----------
            CAPITAL GOODS/DURABLES
   36,000   Fujitsu, Ltd. ........................................       641,261
   74,000   Matsushita Electric Industrial
              Co., Ltd. ..........................................     2,149,448
   66,000   Matsushita Electric Works.............................       777,111
                                                                     -----------
                                                                       3,567,820
                                                                     -----------
            CHEMICALS
   17,000   Shin-Etsu Chemical Co. ...............................       697,851
                                                                     -----------
            CONSUMER DISCRETIONARY
   67,000   Toppan Printing Co. ..................................       591,817
                                                                     -----------

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                          October 31, 2000 (continued)

  Shares                                                                Value
 --------                                                            -----------

            CONSUMER ELECTRONICS
   20,100   Sony Corp. ...........................................   $ 1,606,011
                                                                     -----------
            CONSUMER GOODS
   84,000   Kirin Brewery Co., Ltd. ..............................       875,906
  188,000   Nissan Motor Co. .....................................     1,290,255
                                                                     -----------
                                                                       2,166,161
                                                                     -----------
            CONSUMER NON-DURABLES
   25,000   Kao Corp. ............................................       749,072
    7,900   Nintendo Co., Ltd. ...................................     1,306,593
                                                                     -----------
                                                                       2,055,665
                                                                     -----------
            ELECTRIC COMPONENTS
    9,000   Matsushita Communications
              Industrial Co., Ltd. ...............................     1,179,273
    4,900   Rohm Co., Ltd. .......................................     1,235,158
                                                                     -----------
                                                                       2,414,431
                                                                     -----------
            FINANCE
   10,800   Acom Co., Ltd. .......................................       873,817
   62,000   Nomura Securities Co., Ltd. ..........................     1,315,160
   13,200   Orix Corp. ...........................................     1,384,890
                                                                     -----------
                                                                       3,573,867
                                                                     -----------
            MACHINERY/EQUIPMENT
  141,000   Mitsubishi Heavy Industries...........................       547,799
                                                                     -----------
            MATERIALS
  113,000   Kinden Corp. .........................................       741,357
  230,000   Mitsubishi Materials Corp. ...........................       676,501
  172,000   Sumitomo Chemical Co. ................................       847,904
  180,000   Sumitomo Metal & Mining Co. ..........................       928,575
                                                                     -----------
                                                                       3,194,337
                                                                     -----------
            MEDIA
       78   Fuji Television Network...............................       857,653
                                                                     -----------
            MULTI-INDUSTRY
       20   Prospect Japan Fund*..................................           164
    9,100   Softbank Corp. .......................................       546,158
  103,000   Sumitomo Corp. .......................................       906,034
                                                                     -----------
                                                                       1,452,356
                                                                     -----------
            PHARMACEUTICALS
   35,000   Kissei Pharmaceutical Co., Ltd. ......................       641,087
   41,000   Santen Pharmaceutical Co., Ltd. ......................       809,594
   21,000   Yamanouchi Pharmaceutical
              Co., Ltd. ..........................................       950,566
                                                                     -----------
                                                                       2,401,247
                                                                     -----------
            PRECISION INSTRUMENTS
   15,000   Hoya Corp. ...........................................     1,239,749
                                                                     -----------
            REAL ESTATE
   13,600   Oriental Land Co., Ltd. ..............................       822,468
                                                                     -----------
            RETAIL
   26,000   Ito-Yokado Co., Ltd. .................................     1,174,509
                                                                     -----------
            SERVICES
   38,700   Credit Saison Co., Ltd. ..............................       819,141
    2,000   Daikin Industries, Ltd. ..............................        38,668
  608,000   Kawasaki Kisen Kaisha, Ltd. ..........................     1,091,932
  195,000   Tokyu Corp. ..........................................     1,007,743
                                                                     -----------
                                                                       2,957,484
                                                                     -----------
            TELECOMMUNICATIONS
      153   Nippon Telegraph & Telephone..........................     1,392,120
       97   NTT Docomo, Inc. .....................................     2,390,892
                                                                     -----------
                                                                       3,783,012
                                                                     -----------
            TRANSPORTATION
  162,000   Nippon Express Co. ...................................       972,282
                                                                     -----------
            TOTAL JAPAN ..........................................    40,404,571
                                                                     -----------
            NETHERLANDS (3.2%)
            CONSUMER GOODS
   65,217   Heineken NV...........................................     3,542,379
                                                                     -----------
            ELECTRIC COMPONENTS
   56,163   Philips Electronics*..................................     2,207,391
                                                                     -----------
            TOTAL NETHERLANDS.....................................     5,749,770
                                                                     -----------
            SINGAPORE (2.2%)
            BANKING
   87,476   DBS Group Holdings, Ltd. .............................     1,031,004
                                                                     -----------
            SERVICES
   96,000   Singapore Airlines....................................       962,022
                                                                     -----------
            TELECOMMUNICATIONS
  117,000   Datacraft Asia, Ltd.*.................................       801,450
  703,000   Singapore Telecom.....................................     1,164,795
                                                                     -----------
                                                                       1,966,245
                                                                     -----------
            TOTAL SINGAPORE ......................................     3,959,271
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                          October 31, 2000 (continued)

  Shares                                                                Value
 --------                                                            -----------

            SOUTH KOREA (1.1%)
            ELECTRIC COMPONENTS
   20,000   Samsung Electronics,
            Ltd., GDR*+ ..........................................   $ 1,475,000
                                                                     -----------
            TELECOMMUNICATIONS
   18,150   SK Telecom, Ltd. .....................................       454,884
                                                                     -----------
            TOTAL SOUTH KOREA ....................................     1,929,884
                                                                     -----------
            SPAIN (6.0%)
            BANKING
  370,562   Banco Santander SA....................................     3,591,544
                                                                     -----------
            FINANCE
  270,660   Banco Bilbao Vizcaya SA...............................     3,606,433
                                                                     -----------
            TELECOMMUNICATIONS
  181,573   Telefonica de Espana SA...............................     3,462,649
                                                                     -----------
            TOTAL SPAIN ..........................................    10,660,626
                                                                     -----------
            SWEDEN (3.0%)
            CAPITAL EQUIPMENT
  359,200   Ericsson (LM) Telephone Co.
              Class 'B'...........................................     4,780,563
                                                                     -----------
            CONSUMER DURABLES
   44,413   Electrolux AB.........................................       559,979
                                                                     -----------
            TOTAL SWEDEN                                               5,340,542
                                                                     -----------
            SWITZERLAND (3.0%)
            PHARMACEUTICALS
    3,544   Novartis AG Registered................................     5,376,927
                                                                     -----------
            UNITED KINGDOM (19.2%)
            BANKING
  353,000   Lloyds TSB Group, Plc. ...............................     3,595,417
                                                                     -----------
            ENERGY
  592,800   BP Amoco, Plc. .......................................     5,027,247
  454,600   Shell Transport & Trading
              Co., Plc. ..........................................     3,657,366
                                                                     -----------
                                                                       8,684,613
                                                                     -----------
            FOOD & BEVERAGES
  360,000   Diageo, Plc...........................................     3,397,718
                                                                     -----------
            EISURE
  199,014   Granada Compass, Plc.*................................     1,715,171
                                                                     -----------
            MEDIA
  137,600   Pearson, Plc. ........................................     3,691,415
                                                                     -----------
            PHARMACEUTICALS
  177,700   Glaxo Wellcome, Plc. .................................     5,115,247
                                                                     -----------
            SERVICES
  179,000   BAA, Plc. ............................................     1,488,145
                                                                     -----------
            TELECOMMUNICATIONS
  110,850   British Telecom, Plc. ................................     1,299,525
1,279,400   Vodafone Airtouch, Plc. ..............................     5,322,887
                                                                     -----------
                                                                       6,622,412
                                                                     -----------
            TOTAL UNITED KINGDOM .................................    34,310,138
                                                                     -----------

TOTAL INVESTMENTS (identified cost $170,019,365)(a) .  97.5%        $174,133,935
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......   2.5            4,574,562
                                                      -----         ------------
NET ASSETS .......................................... 100.0%        $178,708,497
                                                      =====         ============

----------
*     non-income producing security.

+     144A security.

(a) The aggregate cost for federal income tax purposes is $170,387,946, the aggregate gross unrealized appreciation is $12,390,065 and the aggregate gross unrealized depreciation is $8,644,076, resulting in net unrealized appreciation of $3,745,989.

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
      Investments in securities, at value
        (identified cost $170,019,365) ....................         $174,133,935
      Cash ................................................               88,292
      Receivables for:
         Investments sold .................................           10,631,383
         Contributions ....................................              911,599
         Dividends and other receivables ..................              187,197
                                                                    ------------
           Total Assets ...................................          185,952,406
                                                                    ------------
LIABILITIES:
      Payables for:
         Investments purchased ............................            6,860,060
         Withdrawals ......................................               80,964
         Expense payment fee ..............................              264,543
         Administration fee ...............................               10,011
         Foreign withholding taxes ........................               28,331
                                                                    ------------
           Total Liabilities ..............................            7,243,909
                                                                    ------------
NET ASSETS ................................................         $178,708,497
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2000

NET INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $292,890) .   $ 1,351,677
         Interest ...............................................        61,799
                                                                    -----------
           Total Income .........................................     1,413,476
                                                                    -----------
      Expenses:
         Expense reimbursement fee ..............................     1,112,178
         Administrative fee .....................................        45,098
                                                                    -----------
           Total Expenses .......................................     1,157,276
                                                                    -----------
         Net Investment Income ..................................       256,200
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
      Net realized gain on investments and
        foreign exchange transactions ...........................     1,647,086
      Net change in unrealized appreciation on investments and
        foreign currency translations ...........................    (7,090,328)
                                                                    -----------
      Net Realized and Unrealized Loss ..........................    (5,443,242)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ......   $(5,187,042)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the years ended October 31,
                                                                                   ---------------------------------
                                                                                       2000                 1999
                                                                                   ------------         ------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income ................................................    $    256,200         $    190,492
         Net realized gain on investments and foreign exchange
           transactions .......................................................       1,647,086           10,563,181
         Net change in unrealized appreciation on investments and
           foreign currency translations ......................................      (7,090,328)           6,673,316
                                                                                   ------------         ------------
         Net increase (decrease) in net assets resulting from operations ......      (5,187,042)          17,426,989
                                                                                   ------------         ------------
      Capital Transactions:
         Proceeds from contributions ..........................................     137,448,947           31,843,108
         Fair value of withdrawals ............................................     (25,004,096)         (44,451,990)
                                                                                   ------------         ------------
         Net increase (decrease) in net assets resulting from capital
           transactions .......................................................     112,444,851          (12,608,882)
                                                                                   ------------         ------------
         Total increase in net assets .........................................     107,257,809            4,818,107
NET ASSETS:
         Beginning of year ....................................................      71,450,688           66,632,581
                                                                                   ------------         ------------
         End of year ..........................................................    $178,708,497         $ 71,450,688
                                                                                   ============         ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                   For the years ended October 31,
                                                        ---------------------------------------------------
                                                        2000        1999        1998      1997        1996
                                                        ----        ----        ----      ----        ----

Total Return                                              7.31%     30.44%       9.44%      2.90%     10.75%
Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) .......... $178,708    $71,451     $66,633    $46,038    $39,484
   Expenses as a percentage of average
     net assets .....................................     0.90%      0.87%       0.76%      0.90%      0.90%
   Ratio of net investment income to average
     net assets .....................................     0.20%      0.29%       0.56%      0.63%      0.68%
   Portfolio turnover rate ..........................       37%        86%         89%        85%        56%

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administraters, Inc. for which 59 Wall Street Administraters, Inc. receives such compensation as is from time to time agreed upon. For the year ended October 31, 2000, the Portfolio incurred $45,098 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "custodian") for which the custodian receives a fee calculated and paid monthly.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company, LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the year ended October 31, 2000, Brown Brothers Harriman Trust Company, LLC incurred $1,094,591 including $837,536 in investment advisory fees, in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Company, LLC thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company, LLC thereunder.

      3.Investment Transactions. For the year ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $155,989,778 and $46,228,538, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Portfolio as of October 31, 2000, the related statement of operations for the years ended, the statement of changes in net assets for the years ended October 31, 2000, and 1999, and the financial highlights for each of the years in the five-year period ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH International Equity Portfolio at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2000

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator

Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor

59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                            International Equity Fund

                                  ANNUAL REPORT

                                October 31, 2000